Other current and non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Components of Other Current and Non-current Liabilities

The components of other current and non-current liabilities as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Current:
Accrued employees and directors’ bonuses	12,302	10,648
Accrued vacations	6,459	7,123
Contract liabilities	—	5,684
Consumption tax payable	1,386	1,054
Deferred government subsidy income	317	275
Deferred revenue	1,360	—
Other advances received	4,412	816
Others	3,197	3,632

Total	29,433	29,232

Non-current:
Accrued sabbatical vacations	1,705	1,779
Contract liabilities	—	1,650
Deferred government subsidy income	1,589	1,292
Deferred revenue	2,002	—
Others	1,109	354

Total	6,405	5,075